INVESTMENTS - Investments breakdown (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Investments
Investments in associates and joint ventures	R$ 236,618	R$ 96,373
Goodwill	234,344	236,360
Other investments evaluated at fair value through other comprehensive income - Celluforce	26,121	26,338
Total investments	R$ 497,083	R$ 359,071